Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	[1]	800,000,000	800,000,000
Ordinary shares, shares issued	[1]	12,000,534	12,000,534
Ordinary shares, shares outstanding	[1]	12,000,534	12,000,534
Preferred shares, par value per share (in Dollars per share)		$ 0.00002	$ 0.00002
Preferred shares, shares authorized		200,000,000	200,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding

[1]	Retroactively restated for the effect of share surrender and share cancellation.